Property, plant and equipment - Changes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property, plant and equipment
Balance at beginning of year	$ 46,576	$ 48,385
Effects of IFRS 16 adoption		1,801
Additions	1,848	1,785
Disposals	(55)	(534)
Assets retirement obligation	343	227
Depreciation, amortization and depletion	(1,492)	(1,749)
Impairment	(692)
Translation adjustment	(8,316)	722
Balance at end of year	38,212	50,637
Land
Property, plant and equipment
Balance at beginning of year	715	635
Disposals	(1)	(21)
Translation adjustment	(122)	7
Transfers	18
Balance at end of year	610	621
Building
Property, plant and equipment
Balance at beginning of year	9,987	10,952
Disposals	(2)	(110)
Depreciation, amortization and depletion	(224)	(260)
Impairment	(168)
Translation adjustment	(1,976)	135
Transfers	110	89
Balance at end of year	7,727	10,806
Facilities
Property, plant and equipment
Balance at beginning of year	9,604	11,236
Disposals	(4)	(30)
Depreciation, amortization and depletion	(276)	(319)
Impairment	(228)
Translation adjustment	(2,116)	148
Transfers	178	124
Balance at end of year	7,158	11,159
Equipment
Property, plant and equipment
Balance at beginning of year	5,686	6,407
Disposals	(4)	(24)
Depreciation, amortization and depletion	(396)	(428)
Impairment	(17)
Translation adjustment	(794)	51
Transfers	286	547
Balance at end of year	4,761	6,553
Mineral properties
Property, plant and equipment
Balance at beginning of year	8,261	8,499
Disposals	(8)	(153)
Assets retirement obligation	343	227
Depreciation, amortization and depletion	(259)	(321)
Impairment	(123)
Translation adjustment	(972)	217
Transfers	359	338
Balance at end of year	7,601	8,807
Right of use assets
Property, plant and equipment
Balance at beginning of year	1,692
Effects of IFRS 16 adoption		1,801
Additions	36	64
Disposals		(4)
Depreciation, amortization and depletion	(83)	(90)
Translation adjustment	(114)	6
Balance at end of year	1,531	1,777
Others
Property, plant and equipment
Balance at beginning of year	6,253	7,269
Disposals	(4)	(164)
Depreciation, amortization and depletion	(254)	(331)
Impairment	(61)
Translation adjustment	(1,403)	95
Transfers	260	404
Balance at end of year	4,791	7,273
Constructions in progress
Property, plant and equipment
Balance at beginning of year	4,378	3,387
Additions	1,812	1,721
Disposals	(32)	(28)
Impairment	(95)
Translation adjustment	(819)	63
Transfers	(1,211)	(1,502)
Balance at end of year	4,033	3,641
Carrying amount
Property, plant and equipment
Balance at end of year	66,311	85,097
Carrying amount | Land
Property, plant and equipment
Balance at end of year	610	621
Carrying amount | Building
Property, plant and equipment
Balance at end of year	13,723	18,627
Carrying amount | Facilities
Property, plant and equipment
Balance at end of year	10,825	17,754
Carrying amount | Equipment
Property, plant and equipment
Balance at end of year	10,176	12,730
Carrying amount | Mineral properties
Property, plant and equipment
Balance at end of year	15,929	17,523
Carrying amount | Right of use assets
Property, plant and equipment
Balance at end of year	1,837	1,927
Carrying amount | Others
Property, plant and equipment
Balance at end of year	9,178	12,274
Carrying amount | Constructions in progress
Property, plant and equipment
Balance at end of year	4,033	3,641
Accumulated amortization
Property, plant and equipment
Balance at end of year	(28,099)	(34,460)
Accumulated amortization | Building
Property, plant and equipment
Balance at end of year	(5,996)	(7,821)
Accumulated amortization | Facilities
Property, plant and equipment
Balance at end of year	(3,667)	(6,595)
Accumulated amortization | Equipment
Property, plant and equipment
Balance at end of year	(5,415)	(6,177)
Accumulated amortization | Mineral properties
Property, plant and equipment
Balance at end of year	(8,328)	(8,716)
Accumulated amortization | Right of use assets
Property, plant and equipment
Balance at end of year	(306)	(150)
Accumulated amortization | Others
Property, plant and equipment
Balance at end of year	$ (4,387)	$ (5,001)